Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets
Financial assets as of 31 December 2025 and 2024, all of which are measured at amortized cost, are as follows:

	31 December 2025	31 December 2024
Cash and cash equivalents	172,359	51,428
Trade receivables	69,740	160,217
Other current assets	1,244	6,361
Receivables from related parties	438	118
Other long-term assets	3,604	213
	247,385	218,337

Schedule of Financial Liabilities
Financial liabilities as of 31 December 2025 and 2024 are as follows:

	31 December 2025	31 December 2024
Borrowings (measured at amortized cost)	1,299,068	1,068,584
Derivative financial liabilities (measured at FVTPL)	53,994	210,224
Trade and other payables (measured at amortized cost)	126,124	67,126
Lease liabilities (measured at amortized cost)	150,077	121,652
Liabilities to related parties (measured at amortized cost)	3,325	8,465
Other current liabilities	94,225	58,557
	1,726,813	1,534,608

Schedule of Material Differences Between the Fair Value and Carrying Amount	Material differences between the fair values and carrying amounts of these borrowings are identified as follows:

	31 December 2025
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	1,031,565	1,108,552
2025 Convertible Bonds	68,367	72,765
	1,099,932	1,181,317

	31 December 2024
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	990,744	969,077
	990,744	969,077

Schedule of Fair Value on a Recurring Basis
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured at fair value on a recurring basis as of 31 December 2025 and 31 December 2024:

	31 December 2025
	Level 1	Level 2	Level 3	Total
Conversion Feature	—	—	38,732	38,732
Predecessor Earn Out Shares	—	8,800	—	8,800
OACB Warrants	6,462	—	—	6,462
	6,462	8,800	38,732	53,994

	31 December 2024
	Level 1	Level 2	Level 3	Total
Predecessor Earn Out Shares	—	179,300	—	179,300
OACB Warrants	30,924	—	—	30,924
	30,924	179,300	—	210,224

Schedule of Assumptions and Inputs
The following table presents the assumptions and inputs that were used for the model in valuing the Conversion Feature:

31 December 2025
Share price	$5.13
Volatility rate	30.7%
Risky Yield	16.2%
The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	31 December 2025	31 December 2024
Number of shares	19,165,000	19,165,000
Share price	$5.13	$13.23
Volatility rate	60.0%	52.0%
Risk-free rate	3.50%	4.26%

Schedule of Interest Rate Sensitivity Analysis
The following table provides an interest rate sensitivity analysis for the effect on loss before tax. The analysis assumes that all other variables, such as foreign currency exchange rates, remain constant.

	2025	2024
Variable-rate financial instruments +100	(9,894)	(9,873)
Variable-rate financial instruments -100	9,894	9,873

Schedule of Impact on the Groups Operations
Below are the foreign currencies that have the most significant impact on the Group’s operations.

	Closing rate		Average rate		Change
	2025	2024	2025	2024
EUR	1.176	1.038	1.130	1.082	13.3%
GBP	1.347	1.251	1.318	1.278	7.7%
ISK	0.008	0.007	0.008	0.007	11.0%
CHF	1.264	1.103	1.207	1.136	14.6%
INR	0.011	0.012	0.011	0.012	(5.1%)
SEK	0.109	0.091	0.102	0.091	20.1%

Schedule of Groups Assets and Liabilities
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2025 are as follows:

	Assets	Liabilities	Net assets
EUR	56,573	45,247	11,326
GBP	334	4,610	(4,276)
ISK	5,417	178,058	(172,641)
CHF	6,043	10,126	(4,083)
INR	—	26	(26)
SEK	253	4,801	(4,548)
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2024 are as follows:

	Assets	Liabilities	Net assets
EUR	49,968	23,847	26,121
GBP	315	3,669	(3,354)
ISK	3,162	154,048	(150,886)
CHF	2,522	2,837	(315)
INR	881	536	345

Schedule of Analysis Assumes that all Other Variables	The analysis assumes that all other variables, such as interest rates, remain constant.

	EUR	GBP	ISK	CHF	INR	SEK
Year ended 31 December 2025
-10% weakening	(1,133)	428	17,264	408	3	455
+ 10% strengthening	1,133	(428)	(17,264)	(408)	(3)	(455)
Year ended 31 December 2024
-10% weakening	(2,612)	335	15,089	32	(35)	—
+ 10% strengthening	2,612	(335)	(15,089)	(32)	35	—

Schedule of the Maximum Credit Risk Exposure of the Groups Financial Assets	The maximum credit risk exposure for the Group’s financial assets as of 31 December 2025 and 2024 is as follows:

	2025	2024
Cash and cash equivalents	172,359	51,428
Trade receivables	69,740	160,217
Other assets	10,263	6,692
	252,362	218,337

Schedule of Contractual Maturities of Financial Assets and Liabilities
Contractual maturities of financial assets and liabilities as of 31 December 2025 are as follows:

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	71,422	—	—	71,422
Fixed-interesting bearing	—	—	3,604	3,604
Variable-interest bearing	172,359	—	—	172,359
Total financial assets	243,781	—	3,604	247,385
Financial liabilities
Non-interest bearing	222,246	1,264	1,059	224,569
Fixed-interest bearing - Borrowings	21,057	121,038	140,463	282,558
Derivative liabilities	—	15,262	38,732	53,994
Variable-interest bearing - Borrowings	152,150	134,833	1,332,967	1,619,950
Total financial liabilities	395,453	272,397	1,513,221	2,181,071
Contractual maturities of financial assets and liabilities as of 31 December 2024 are as follows:

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	166,696	—	—	166,696
Variable-interest bearing	51,428	213	—	51,641
Total financial assets	218,124	213	—	218,337
Financial liabilities
Non-interest bearing	126,029	—	—	126,029
Fixed-interest bearing - Borrowings	—	—	—	—
Derivative liabilities	—	210,224	—	210,224
Variable-interest bearing - Borrowings	75,235	127,313	1,470,805	1,673,353
Total financial liabilities	201,264	337,537	1,470,805	2,009,606